Note 8 - Disclosure of Financial Instruments and Risk Management - Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Financial liabilities	€ 6,353	€ 5,335
Current financial liabilities	472	9,388
Financial assets measured at amortized cost (AC)	139,263	48,709
Financial liabilities measured at amortized cost (FLAC)	11,331	8,779
Financial liabilities measured at fair value through profit or loss (FVTPL)	0	6,859
Security deposits [member]
Statement Line Items [Line Items]
Noncurrent financial assets	91
Security deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
financial assets, fair value	89
Deposits [member]
Statement Line Items [Line Items]
Noncurrent financial assets		41
Deposits [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
financial assets, fair value		42
PayPal reserve [member]
Statement Line Items [Line Items]
Current financial assets	6,000	4,655
Receivables from crowdfunding and deposits [member]
Statement Line Items [Line Items]
Current financial assets	169	179
Debtor creditors [member]
Statement Line Items [Line Items]
Current financial assets	26	539
Trade receivables [member]
Statement Line Items [Line Items]
Current financial assets	20
Other [member]
Statement Line Items [Line Items]
Current financial assets	7	31
Trade receivable, affiliated company [member]
Statement Line Items [Line Items]
Current financial assets	11
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Current financial assets	132,939	43,264
Loan and participation rights, noncurrent [member]
Statement Line Items [Line Items]
Financial liabilities	3,718	3,665
Current financial liabilities	31	2,240
Loan and participation rights, noncurrent [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value	3,466	3,308
Lease liabilities, current [member]
Statement Line Items [Line Items]
Current financial liabilities	441	289
Lease liabilities, noncurrent [member]
Statement Line Items [Line Items]
Financial liabilities	2,635	1,669
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Current financial liabilities		6,859
Mandatory convertible notes [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Financial liabilities, fair value		6,859
Trade and other payables [member]
Statement Line Items [Line Items]
Current financial liabilities	€ 7,582	€ 2,874